BACKGROUND	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 – BACKGROUND

GenSpera, Inc. (“we”, “us”, “our company”, “our”, “GenSpera” or the “Company”) was formed under the laws of the State of Delaware in November 2003, and has its principal office in San Antonio, Texas. We are an early-stage, pre-revenue, pharmaceutical company focused on the discovery and development of prodrug cancer therapeutics for the treatment of solid tumors, including brain, liver, prostate and other cancers. We plan to develop a series of therapies based on our target-activated prodrug technology platform.

Our primary focus at the present time is the clinical development of our lead compound, mipsagargin (formerly referred to as G-202), a novel therapeutic agent with a unique mechanism of action. We have completed a Phase 1a/1b dose escalation, safety, tolerability and dose refinement study of mipsagargin, in which we treated a total of 44 patients, including two patients with hepatocellular carcinoma (HCC), or liver cancer, who experienced prolonged stabilization of disease up to eleven months after initiation of treatment.

In addition, we have completed a Phase II clinical trial of mipsagargin in patients with liver cancer, in which twenty-five patients were treated. In May 2015, we received a final clinical study report. We consider the study outcome to be positive, with 63% of treated patients having stable disease at two (2) months, and with a median time to progression of 4.5 months.

In the first quarter of 2014, we entered into a collaborative arrangement to conduct a Phase II clinical trial entitled, “An Open-Label, Single-Arm, Phase II Study to Evaluate the Efficacy, Safety and CNS Exposure of G-202 in Patients with Recurrent or Progressive Glioblastoma.” In May 2015, we announced that based on preliminary data obtained in the first stage of the trial, we were expanding the trial to a potential 34 patients. In September 2015, we announced interim Phase II data from 11 patients with glioblastoma which demonstrated potential clinical benefit in a subset of patients with high levels of PSMA expression in the primary tumor. As of May 6, 2016, we have treated twenty-two patients in the trial.

We have also opened enrollment for our Phase II prostate clinical trial titled, G-202-005: An Open-Label, Single-Arm, Phase II Study to Evaluate the Safety and Activity of G-202 Administered in the Neoadjuvant Setting Followed by Radical Prostatectomy in Patients with Adenocarcinoma of the Prostate, and as of May 6, 2016 we have enrolled one patient. While we believe that the data from these trials appear promising, the outcome of our ongoing or future trials may ultimately be unsuccessful.

NOTE 1 — BACKGROUND

GenSpera, Inc. (“we”, “us”, “our company”, “our”, “GenSpera” or the “Company”) was formed under the laws of the State of Delaware in November 2003, and has its principal office in San Antonio, Texas. We are an early-stage, pre-revenue, pharmaceutical company focused on the discovery and development of prodrug cancer therapeutics for the treatment of solid tumors, including liver, brain, prostate and other cancers. We plan to develop a series of therapies based on our target-activated prodrug technology platform.

Our primary focus at the present time is the clinical development of our lead compound, mipsagargin (formerly referred to as G-202), a novel therapeutic agent with a unique mechanism of action. We have completed a Phase Ia/Ib dose escalation, safety, tolerability and dose refinement study of mipsagargin, in which we treated a total of 44 patients (includes Phase Ia and Ib), including two patients with hepatocellular carcinoma (HCC), or liver cancer, who experienced prolonged stabilization of disease up to eleven months after initiation of treatment. We have completed a Phase II clinical trial of mipsagargin in patients with liver cancer, in which twenty-five patients were treated. In May 2015, we received a final clinical study report. We consider the study outcome achieved positive results, with 63% of treated patients having stable disease at two (2) months, and with a median time to progression of 4.5 months. These results support our plans to continue the development of mipsagargin for patients with liver cancer, as well as proceed with our clinical development strategy in other indications including glioblastoma and prostate cancer trials. Although the data from our completed trials appear promising, the outcome of our ongoing or future trials may ultimately be unsuccessful.

We are currently conducting a Phase II clinical trial in glioblastoma (a type of brain cancer), in which twenty patients have been treated as of March 11, 2016. We have elected to defer opening enrollment for our Phase II prostate clinical trial with mispsagargin until the second quarter of 2016.